Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		$ 22,357	$ 25,457	$ 31,554
Additions		(6,681)	(3,510)	(6,087)
Disposals				(74)
Transfer		(98)
Acquisitions of subsidiaries		345,942
CTA		(2,612)	410	64
Ending Balance		358,908	22,357	25,457
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		82,365	80,327	80,437
Additions		292	2,497	69
Disposals		(407)		(74)
Transfer		324
Acquisitions of subsidiaries		345,981
CTA		(2,723)	(459)	(105)
Ending Balance		425,832	82,365	80,327
Gross carrying amount [member] | Placement Agents [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	36,896	35,284	35,350
Additions	[1]	0	2,000	3
CTA	[1]	(92)	(388)	(69)
Ending Balance	[1]	36,804	36,896	35,284
Gross carrying amount [member] | Contractual Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[2]	44,156	44,156	44,156
Ending Balance	[2]	44,156	44,156	44,156
Gross carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		1,313	887	931
Additions		292	497	66
Disposals		(407)		(74)
Transfer		324
CTA		(71)	(71)	(36)
Ending Balance		1,848	1,313	887
Gross carrying amount [member] | Software Implementation Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of subsidiaries		397
Gross carrying amount [member] | Non Contractual Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of subsidiaries		85,619
CTA	[3]	914
Ending Balance	[3]	84,705
Gross carrying amount [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of subsidiaries		15,598
CTA		170
Ending Balance		15,428
Gross carrying amount [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of subsidiaries		244,367
CTA	[4]	1,476
Ending Balance	[4]	242,891
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		(60,008)	(54,870)	(48,883)
Additions		(6,973)	(6,007)	(6,156)
Disposals		407
Transfer		(422)
Acquisitions of subsidiaries		(39)
CTA		111	869	169
Ending Balance		(66,924)	(60,008)	(54,870)
Accumulated depreciation, amortisation and impairment [member] | Placement Agents [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[1]	(28,915)	(27,387)	(25,153)
Additions	[1]	(2,148)	(2,300)	(2,297)
CTA	[1]	67	772	63
Ending Balance	[1]	(30,996)	(28,915)	(27,387)
Accumulated depreciation, amortisation and impairment [member] | Contractual Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance	[2]	(30,428)	(26,805)	(23,042)
Additions	[2]	(3,623)	(3,623)	(3,763)
Ending Balance	[2]	(34,051)	(30,428)	(26,805)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning Balance		(665)	(678)	(688)
Additions		(164)	(84)	(96)
Disposals		407
Transfer		(422)
CTA		44	97	106
Ending Balance		(839)	$ (665)	$ (678)
Accumulated depreciation, amortisation and impairment [member] | Software Implementation Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of subsidiaries		(39)
Accumulated depreciation, amortisation and impairment [member] | Non Contractual Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Additions	[3]	(785)
Ending Balance	[3]	(785)
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Additions		(253)
Ending Balance		$ (253)

[1]	Placement agents refer to amounts capitalized relating to agreements with investment placement agents relating to fundraising. These assets are amortized based on the estimated duration of the respective investment funds. In case of an early liquidation of an investment fund, the amortization period is also adjusted.
[2]	Contractual rights refer to the management of the Infrastructure GP II, Ltd. and Infrastructure III SLP, Ltd. investment funds. These rights were recorded as a result of the acquisition of control of the P2 Group on December 25, 2015 from Promon International Inc. The purchase agreement includes contingent consideration that will be paid to Promon International Inc. based on the performance of P2 Brasil Private Infrastructure General Partner II Ltd., expected to be settled in 2022 and only if the performance is achieved. As of the date of these financial statements, no amounts were due relating to these agreements. These intangible assets were recorded based on their respective fair values using estimates of expected future earnings on the acquisition date.
[3]	Non-contractual customer relationships refer to client relationships of Moneda, acquired for the benefit of the Group through the business combination through rendering of ordinary business activities by Moneda entities.
[4]	The Group recognized goodwill in the current year as disclosed above on the acquisition of Moneda (note 28). None of the goodwill recognized is deductible for tax purposes. No impairment losses on goodwill were recognized in the current year. All goodwill recognized relates to the Moneda business combination of which management has determined the recoverable amount of MAM I and MAM II based on value in use. Key assumptions to determine the value in use includes discounted cash flow calculations based on current and past performance forecasts and considering current market indicators listed below for the respective countries in which the entities operate. There were no changes to assumptions between acquisition date (December 1, 2021) and reporting date (December 31, 2021).